RESTRUCTURING COSTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
One-time employee termination benefits
Incurred	$ 1,383
One-time employee termination benefits | Administrative
Incurred	279
One-time employee termination benefits | Sales and marketing
Incurred	41
One-time employee termination benefits | Customer support and operations
Incurred	643
One-time employee termination benefits | Research and development
Incurred	420
Contract termination costs
Incurred	0
Contract termination costs | Administrative
Incurred	0
Contract termination costs | Sales and marketing
Incurred	0
Contract termination costs | Customer support and operations
Incurred	0
Contract termination costs | Research and development
Incurred	0
Other associated costs
Incurred	72
Other associated costs | Administrative
Incurred	21
Other associated costs | Sales and marketing
Incurred	0
Other associated costs | Customer support and operations
Incurred	22
Other associated costs | Research and development
Incurred	$ 29